Subsidies Prepaid to Distributors	12 Months Ended
Dec. 31, 2017
Subsidies Prepaid to Distributors [Abstract]
SUBSIDIES PREPAID TO DISTRIBUTORS
27.	SUBSIDIES PREPAID TO DISTRIBUTORS

Amount
At January 1, 2016	516,231
additions for the year	779,991
charge for the year	(873,231)
translation adjustment	(32,995)
At December 31, 2016	389,996
additions for the year	-
charge for the year	(389,996)
translation adjustment	-
At December 31, 2017	-

Subsidies were paid to major distributors for compensating their rental expenses. Such subsidies would vest to distributors when they met the sales targets predetermined by the Company. Until June 2017, Subsidies prepaid to distributors were recognized when payments were made and amortized over the agreement term on a straight-line basis in selling expenses. After June 2017, the Company no longer prepay such subsidies to its major distributors; therefore, no such prepayment is outstanding as of December 31, 2017. The amortization expense for 2017 and 2016 were $401,258 and $910,537, respectively.